Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 1,160,077	€ 1,157,314
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	278,090
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	455,774
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	359,721
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 66,492